PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                           STRONG CORPORATE BOND FUND
                          STRONG CORPORATE INCOME FUND
                   STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HERITAGE MONEY FUND
                           STRONG HIGH-YIELD BOND FUND
                      STRONG HIGH-YIELD MUNICIPAL BOND FUND
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                         STRONG MINNESOTA TAX-FREE FUND
                            STRONG MONEY MARKET FUND
                           STRONG MUNICIPAL BOND FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                          STRONG SHORT-TERM INCOME FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                           STRONG TAX-FREE MONEY FUND
                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                         STRONG WISCONSIN TAX-FREE FUND

    Supplement to the Statement of Additional Information dated March 1, 2003


ALL FUNDS
On page 6, under "Non-Fundamental Operating Policies", Item 6 is deleted and replaced with the following:

6. Engage in futures or options on futures transactions that are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.

ALL FUNDS, EXCEPT FLORIDA MUNICIPAL MONEY MARKET, HERITAGE MONEY, MONEY MARKET, MUNICIPAL MONEY MARKET, AND TAX-FREE MONEY FUNDS. On page 19, under "Derivative Instruments, GENERAL LIMITATIONS", the second paragraph is deleted and replaced with the following:

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

ALL FUNDS
CUSTOMER IDENTIFICATION REQUIREMENT
The Fund is required to obtain certain personal information from you in order to verify your identity. If you do not provide this information, the Fund may be unable to open an account for you. If the Fund is unable to verify your identity, it may, without prior notice to you, reject additional purchases, suspend account options, close your account and redeem your shares at the next net asset value (NAV) minus any applicable sales charge, and/or take other action it deems reasonable. You will be responsible for any losses, taxes, expenses, fees, or other results of these actions.

ALL FUNDS
Effective  immediately,  the following  "Proxy Voting  Policies and  Procedures"
information  is  added  to  the  Statement  of  Additional   Information   under
"Investment Advisor."

PROXY VOTING POLICIES AND PROCEDURES

The following summary describes how Strong Capital Management, Inc. ("Advisor"), as investment adviser to the Strong Family of Funds, generally intends to vote on proxy issues for the securities held in Fund portfolios. The Advisor has been delegated the right and the obligation to vote proxies relating to the Funds' portfolio securities, subject to the oversight of the Board of Directors. In addition, the Advisor is responsible for establishing proxy voting policies and procedures, and reviewing and updating them as necessary.

GENERAL PRINCIPLE.
The Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best long-term economic interest of advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

THE PROXY COMMITTEE.
The Advisor has established a Proxy Committee that meets as needed to administer, revise, and update the Proxy Voting Policy. In addition, the Proxy Committee meets when necessary to discuss and determine the votes for issues that do not fall into a category described in the Proxy Voting Policy, applying the general principles noted above. For issues that do not fall within predetermined voting guidelines, the Proxy Committee or its delegates may consult with the Portfolio Manager (or a member of the Portfolio Manager's investment team) of the account holding the relevant security for assistance in determining how to cast the vote.

PROCESS.
In order to apply the general policy noted above in a timely and consistent manner, the Proxy Committee has delegated its voting authority to a third-party voting service ("Voting Delegate"). Subject to the oversight of the Proxy Committee, the Voting Delegate follows the written voting guidelines provided by the Advisor. The Voting Delegate reviews the issues on each voting ballot and itemizes them according to the written voting guidelines. Based on the standing instructions given by the Advisor to the Voting Delegate regarding how to vote, the Voting Delegate places and records the votes. When the voting policy relating to a specific issue is not clearly defined in the written voting guidelines, the Voting Delegate refers the vote decision to the Advisor for review.

ROUTINE CORPORATE ADMINISTRATIVE ITEMS.
The Advisor generally is willing to vote with management on matters of a routine administrative nature. The Advisor believes management should be allowed to make those decisions that are essential to the ongoing operation of the company and which are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

o    Appointment or election of auditors;
o Increases in authorized common or preferred shares (unless management intends to use the additional shares to implement a takeover defense, in which case the proposal will be analyzed on a case-by-case basis);
o    Routine election or re-election of unopposed directors;
o    Director's liability and indemnification;
o Incentive plans, restricted stock plans and bonus plans, when 10% or fewer of the outstanding shares have been allocated to the company's incentive plans, PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisor's advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o Stock option plans, when 10% or fewer or the outstanding shares have been allocated to the company's plans, (including subsidiary plans, share option and share award plans, equity incentive plans and share options), PROVIDED, HOWEVER, the Proxy Committee may approve an allocation over 10% when the members believe such higher percentage is in the best interest of the Advisors' advisory clients given the facts and circumstances surrounding the proposal including, for example, whether a particular industry traditionally requires a company to allocate a higher percentage in order to be competitive;
o    Employee stock purchase or ownership plans;
o    Name changes; and
o    The time and location of the annual meeting.

The Advisor generally opposes minimum share ownership requirements for directors because the Advisor feels that a director can serve a company well regardless of the extent of his or her share ownership.

The Advisor generally abstains from voting for an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which it is not aware.

SPECIAL INTEREST ISSUES.
While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility generally rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest long-term shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. Accordingly, the Advisor will vote with management's recommendation on issues such as:

o        Restrictions on military contracting;
o        Restrictions on the marketing of controversial products;
o        Restrictions on corporate political activities;
o        Restrictions on charitable contributions;
o        Restrictions on doing business with foreign countries;
o        A general policy regarding human rights;
o        A general policy regarding employment practices;
o        A general policy regarding animal rights;
o        A general policy regarding nuclear power plants;
o        Compensation plans; and
o        Rotating the location of the annual meeting among various cities.

RESOLVING MATERIAL CONFLICTS OF INTEREST.
The SEC rule describes a potential conflict of interest as occurring when there is a vote between the interests of Fund shareholders, on the one hand, and those of the Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other.

To eliminate or minimize material conflicts of interest, the Advisor may follow one or more of the following procedures: a) use predetermined voting guidelines,
b) use the recommendations of an independent third party, or c) refer conflicts of interest to the Proxy Committee for a decision.

PROXY VOTING RECORD RETENTION.
The Advisor retains the following records for a minimum of five years: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and (5) any documents prepared on behalf of the Advisor that were material in making the decision on how to vote.

STRONG MINNESOTA TAX-FREE FUND
The following bullet point is added to the Minnesota Tax-Free Fund section, which begins on page 9:

o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

STRONG ULTRA SHORT-TERM INCOME FUND
The second bullet point in the Ultra Short-Term Income Fund section on page 13 is deleted and replaced with the following:

o    The   Fund   may   also   invest   up  to  25%  of  its   net   assets   in
     non-investment-grade debt obligations, but may not invest in securities rated below BB or equivalent.

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
The second bullet point in the Ultra Short-Term Municipal Income Fund section on page 13 is deleted and replaced with the following:

o    However,   the  Fund  may   invest   up  to  10%  of  its  net   assets  in
     non-investment-grade securities, but may not invest in securities rated below BB or equivalent.

ALL FUNDS
Effective immediately, the Aggregate Compensation Table found on pages 49 and 50 is deleted and replaced with the following:

                          Aggregate Compensation Table
                  for the Fiscal Year Ended October 31, 2002(1)

                                                                         DIRECTOR(2)
                                            ----------------------------------------------------------------------
                                              Willie D.     Gordon B.     Stanley     Neal Malicky   William F.
Fund                                            Davis       Greer(3)     Kritzik(4)                    Vogt(5)
Corporate Bond Fund                               $ 4,965      $ 4,296       $ 4,999       $ 4,965        $ 5,439
Corporate Income Fund(6)                              210          210           211           210            229
Florida Municipal Money Fund(6)                        42           42            42            42             46
Government Securities Fund                          6,685        5,777         6,737         6,685          7,318
Heritage Money Fund                                 8,205        7,087         8,266         8,205          8,984
High-Yield Bond Fund                                3,645        3,186         3,670         3,645          3,993
High-Yield Municipal Bond Fund                        989          797           997           989          1,084
Intermediate Municipal Bond Fund                      133           58           133           133            134
Minnesota Tax-Free Fund(6)                             42           42            42            42             46
Money Market Fund                                   7,705        6,469         7,765         7,705          8,436
Municipal Bond Fund                                   965          814           973           965          1,057
Municipal Money Market Fund                        10,789        9,118        10,869        10,789         11,816
Short-Term Bond Fund                                5,082        4,332         5,119         5,082          5,566
Short-Term High-Yield Bond Fund                     1,356        1,165         1,366         1,356          1,485
Short-Term High Yield Municipal Fund                  506          424           510           506            551
Short-Term Income Fund(6)                             147          147           148           147            160
Short-Term Municipal Bond Fund                      1,918        1,684         1,933         1,918          2,101
Tax-Free Money Fund                                   515          437           519           515            559
Ultra Short-Term Income Fund                       14,062       12,252        14,159        14,062         15,403
Ultra Short-Term Municipal Income Fund              5,770        4,873         5,816         5,770          6,318
Wisconsin Tax-Free Fund                               209          134           209           209            217
Strong Family of Funds(7)                        $139,399     $124,162      $140,365      $139,399       $152,332

(1) Aggregate compensation includes compensation for service by the disinterested directors on the Board of Directors, Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.
(2) Interested directors, officers, and employees of the Fund receive no compensation or expense reimbursement from the Fund.
(3) Mr. Greer was appointed to the Board of Directors effective March 1, 2002. He replaced former Director, Mr. Marvin E. Nevins, who retired from the Board of Directors effective February 11, 2002. Prior to Mr. Nevins' retirement, the Strong Family of Funds and/or an affiliate paid Mr. Nevins $116,371.
(4) Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.
(5) Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.
(6) Estimated amounts for the fiscal year ending October 31, 2003.
(7) The Strong Family of Funds includes 28 registered open-end management investment companies consisting of 75 mutual funds, including both the Strong Funds and the Strong Advisor Funds. Aggregate compensation includes the amount paid to the Directors by the Strong Funds during each of their most recently completed fiscal period. The Funds do not have any retirement or pension plans.

STRONG WISCONSIN TAX-FREE FUND
Any reference to the Advisor Class of the Strong Wisconsin Tax-Free Fund is deleted.

           IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT
                 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


              The date of this Statement of Additional Information
                       Supplement is September 30, 2003.



RT38235 09-03                                               FIXSAIS/WH4019 09-03